10. Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments and contingencies
Commitments to extend credit
Commitments and contingencies	146,243	133,919
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 4,361	$ 3,297